Related party transactions (Detail Textuals 2)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 Director USD ($)	Dec. 31, 2012 Director CAD	Dec. 31, 2013 Officer and Director [Member] USD ($)
Related Party Transaction [Line Items]
Number of options granted in equal tranches to director			450,000	450,000
Exercise price	$ 0.47	0.50	$ 0.47	0.50	$ 1.05
Shares transferred from DelMar Employee Share Purchase Trust to officers and directors.			1,390,625	1,390,625